Derivative Instruments and Hedging Activities.	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities.
(11)	Derivative Instruments and Hedging Activities.

The Trust does not utilize hedge accounting and marks its derivatives to market through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2011

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$10,408	$-	$10,408
Currency	527,500	(350,799)	176,701
Energy	225,038	(119,410)	105,628
Indices	17,851	(47,027)	(29,176)
Interest Rates	139,768	(10,045)	129,723
Metals	72,320	(80,138)	(7,818)
	$992,885	$(607,419)	$385,466

As of December 31, 2010

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$920,055	$(323,637)	$596,418
Currency	928,957	(507,464)	421,493
Energy	65,691	(45,099)	20,592
Indices	197,712	-	197,712
Interest Rates	117,158	(13,742)	103,416
Metals	789,173	(651,198)	137,975
	$3,018,746	$(1,541,140)	$1,477,606

The above reported fair values are included in equity in commodity Trading accounts – unrealized gain on open contracts and in purchased options and written on futures contracts on the consolidated statements of financial condition as of December 31, 2011 and 2010, respectively.

Trading gain (loss) for the following periods:

	Years Ended December 31,
Type of Futures Contracts	2011	2010	2009
Agriculture	$(1,105,067)	$1,678,921	$(1,399,288)
Currency	(1,380,681)	1,582,144	(765,584)
Energy	63,841	(1,308,951)	(983,149)
Indices	865,269	(773,614)	(680,897)
Interest Rates	935,552	2,380,917	(2,303,699)
Metals	276,344	(93,000)	1,362,579
	$(344,742)	$3,466,417	$(4,770,038)

See Note (5) for additional information on the Trust’s purpose for entering into derivatives not designed as hedging instruments and its overall risk management strategies.